Sole-Source Cost-Sharing Agreement and Cooperative Research and Development Agreement - Additional Information (Details) - USAMRMC - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cost Sharing Agreement And Cooperative Research And Development Agreement [Line Items]
Expiration date of original contract			Dec. 31, 2016
Reimbursement received				$ 3,000,000
Cooperative Research and Development Agreement
Schedule Of Cost Sharing Agreement And Cooperative Research And Development Agreement [Line Items]
Expiration year of original contract		2018
Extended expiration date of original contract		Dec. 31, 2021
Maximum
Schedule Of Cost Sharing Agreement And Cooperative Research And Development Agreement [Line Items]
Reimbursed trial cost	$ 3,000,000